Matthews China Innovators Active ETF Performance Management - Matthews China Innovators Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	The bar chart below shows the Fund’s performance over certain periods of time and how it has varied from year to year. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. Before April 30, 2026, the Fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from the performance shown for periods before that date.The information presented below is past performance, before and after taxes, and is not a prediction of future results.Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visitmatthewsasia.comor call833.228.5605.
Performance Past Does Not Indicate Future [Text]	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the Fund’s performance over certain periods of time and how it has varied from year to year.
Performance Additional Market Index [Text]	Before the changes to the Fund's name and principal investment strategies that became effective on April 30, 2026, this was the Fund's secondary benchmark index that Matthews believed more closely reflected the market segments in which the fund invested.
Bar Chart [Heading]	Annual Total Returns For years Ended 12/31
Bar Chart Closing [Text Block]	Best QuarterQ3 202520.30%Worst QuarterQ4 2025-3.15%
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Market Index Changed	Effective April 30, 2026, in connection with changes to the Fund's name and principal investment strategies, the primary benchmark changed from the MSCI China Index to the MSCI China All Shares Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	matthewsasia.com
Performance Availability Phone [Text]	833.228.5605
ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.30%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.15%)
Lowest Quarterly Return, Date	Dec. 31, 2025